Time charter revenues and related contract balances - Contract assets and liabilities (Details) - Time Charter Services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance		$ 303
Additions	$ 279
Reduction for receivables recorded		(303)
Ending Balance	279
Balance reflected in balance sheet	279
Beginning Balance	(1,834)	(6,187)
Additions	(65)	(1,747)
Reduction for receivables recorded	89
Reduction for revenue recognized from previous years	497	2,772
Repayments of refund liabilities to charterer	1,188	3,328
Ending Balance	(125)	(1,834)
Balance reflected in balance sheet	$ (125)	$ (1,834)